Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,003	$ 9,825	$ 9,747	$ 11,751	$ 11,863	$ 11,319	$ 10,091	$ 10,092	$ 9,689	$ 9,468	$ 9,600
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 10,786	9,631	9,554	11,611	11,796	11,348	10,195	10,272	9,946	9,776	10,000
Class M
Account Value [Line Items]
Line Graph and Table Measure Name	Class M (with sales charge)
Account Value	$ 10,810	9,670	9,613	11,633	11,770	11,256	10,063	10,083	9,716	9,506	9,675
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 11,195	10,004	9,946	12,043	12,168	11,649	10,397	10,420	10,052	9,827	10,000
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 11,812	10,502	10,393	12,501	12,561	11,953	10,634	10,598	10,147	9,884	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 11,881	10,573	10,447	12,561	12,619	12,012	10,662	10,627	10,175	9,898	10,000
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 11,755	10,463	10,340	12,454	12,525	11,934	10,607	10,574	10,137	9,873	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,593	$ 10,487	$ 10,450	$ 12,393	$ 12,453	$ 11,727	$ 10,517	$ 10,737	$ 10,641	$ 10,196	$ 10,000